UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03129

Morgan Stanley Natural Resource Development Securities Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	February 28, 2007

Date of reporting period:	November 30, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Natural Resource Development Securities Inc.

Portfolio of Investments November 30, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.6%)
	Basic Energy (39.1%)
	Integrated Oil (10.7%)
87,846	Chevron Corp.	$6,353,023
86,907	ConocoPhillips	5,848,841
88,222	Exxon Mobil Corp.	6,776,332
55,808	Suncor Energy, Inc. (Canada)	4,409,948
		23,388,144
	Oil & Gas Pipelines (2.3%)
177,008	Williams Companies, Inc. (The)	4,913,742

	Oil & Gas Production (17.4%)
163,197	Chesapeake Energy Corp.	5,553,594
61,821	Devon Energy Corp.	4,535,807
68,398	EOG Resources, Inc.	4,824,111
83,900	Occidental Petroleum Corp.	4,223,526
55,104	Quicksilver Resources Inc. *	2,331,450
165,733	Ultra Petroleum Corp. (Canada) *	8,933,009
148,446	XTO Energy, Inc.	7,511,367
		37,912,864
	Oil Refining/Marketing (8.7%)
91,416	Marathon Oil Corp.	8,627,842
38,390	Sunoco, Inc.	2,616,662
55,041	Tesoro Corp.	3,877,638
68,416	Valero Energy Corp.	3,767,669
		18,889,811

	Total Basic Energy	85,104,561

	Energy Development & Technology (33.2%)
	Contract Drilling (12.3%)
84,003	ENSCO International Inc.	4,356,395
94,047	GlobalSantaFe Corp. (Cayman Islands)	5,642,820
139,614	Nabors Industries, Ltd. (Bermuda) *	4,713,369
49,701	Noble Corp. (Cayman Islands)	3,839,402
58,909	Pride International, Inc. *	1,902,171
95,175	Rowan Companies, Inc.	3,428,203
35,918	Transocean Inc. (Cayman Islands) *	2,799,808
		26,682,168
	Oilfield Services/Equipment (20.9%)
76,290	Baker Hughes Inc.	5,601,975
195,900	BJ Services Co.	6,615,543
250,197	Halliburton Co.	8,441,647
48,100	Helix Energy Solutions Group Inc. *	1,769,118
54,117	National-Oilwell Varco, Inc.*	3,599,322
145,252	Schlumberger Ltd. (Netherlands Antilles)	9,946,857
132,944	Smith International, Inc.	5,631,508
162,539	Superior Well Services, Inc. *	3,889,558
		45,495,528

	Total Energy Development & Technology	72,177,696

	Industrial Services (4.0%)
	Engineering & Construction
297,362	Chicago Bridge & Iron Company N.V. (Netherlands)	8,617,552

	Metals & Basic Materials (23.3%)
	Aluminum (2.6%)
179,075	Alcoa, Inc.	5,581,768

	Chemicals: Agricultural (1.1%)
52,426	Monsanto Co.	2,520,118

	Chemicals: Major Diversified (0.9%)
49,889	Dow Chemical Co. (The)	1,996,059

	Coal (3.1%)
145,064	Peabody Energy Corp.	6,674,395

	Containers/Packaging (0.6%)
115,093	Smurfit-Stone Container Corp.*	1,234,948

	Other Metals/Minerals (3.8%)
53,365	Anglo American PLC (ADR) (United Kingdom)	1,248,207
34,951	Phelps Dodge Corp.	4,298,973
9,395	Umicore (Belgium)	1,412,464
27,904	Xstrata PLC (United Kingdom)	1,250,664
		8,210,308
	Precious Metals (3.7%)
36,830	Barrick Gold Corp. (Canada)	1,157,935
45,285	Freeport-McMoRan Copper & Gold, Inc .(Class B)	2,847,068
85,122	Newmont Mining Corp.	3,993,073
		7,998,076
	Pulp & Paper (7.5%)
191,946	International Paper Co.	6,353,413
341,332	MeadWestvaco Corp.	10,069,294
		16,422,707

	Total Metals & Basic Materials	50,638,379

	TOTAL COMMON STOCKS (Cost $119,552,727)	216,538,188

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (0.4%)
	Repurchase Agreement
$889	Joint repurchase agreement account 5.295% due 12/01/06 (dated 11/30/06; proceeds $889,131) (a) (Cost $889,000)		889,000

	TOTAL INVESTMENTS (Cost $120,441,727) (b)	100.0%	217,427,188
	ASSETS IN EXCESS OF OTHER LIABILITIES	(0.0)	19,785
	NET ASSETS	100.0%	$217,446,973

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $98,345,444 and the aggregate gross unrealized depreciation is $1,359,983, resulting in net unrealized appreciation of $96,985,461.

Item 2.  Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Natural Resource Development Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 18, 2007